Cover	Sep. 13, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This amendment to the Current Report on Form 8-K filed by Titan Pharmaceuticals, Inc. (“Titan” or the “Company”) on September 18, 2023 is being filed to amend certain disclosures regarding the Certificate of Designations, Preferences and Rights of Series AA Convertible Preferred Stock. No other changes have been made to the Form 8-K.
Document Period End Date	Sep. 13, 2023
Entity File Number	001-13341
Entity Registrant Name	TITAN PHARMACEUTICALS, INC.
Entity Central Index Key	0000910267
Entity Tax Identification Number	94-3171940
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	400 Oyster Point Blvd.
Entity Address, Address Line Two	Suite 505
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	244-4990
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	TTNP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false